Financial Instruments - Summary of Other Financial Obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Other financial obligations, short-term	$ 879	$ 1,381
Other financial obligations, long-term	967	1,044
Total	1,846	2,425
Convertible Subordinated Notes Due 2020 [Member]
Disclosure of financial liabilities [line items]
Other financial obligations, short-term		520
Total		520
Liabilities Secured With Accounts Receivable [member]
Disclosure of financial liabilities [line items]
Other financial obligations, short-term	586	599
Total	586	599
Leases [Member]
Disclosure of financial liabilities [line items]
Other financial obligations, short-term	293	262
Other financial obligations, long-term	967	1,044
Total	$ 1,260	$ 1,306